Common stock issued in offerings (DETAILS) (USD $)	Jun. 30, 2014	Apr. 30, 2014	Jan. 31, 2014	Jun. 30, 2013	Jan. 31, 2013
COMMON STOCK ISSUED IN OFFERINGS
Issued shares of common stock	307	43,632	5,000
Exercise price value			$ 22,500
Shares of common stock issued			20,361
Shares of common stock issued pursuant to cashless exercise of options	500	42,500	20,000		6,722
Exercise price per share	$ 7.50	$ 2.00	$ 2.00		$ 2.00
Exercise of cashless options (number of options)		10,000	5,000		10,000
Stock options with an exercise price		$ 4.50	$ 5.50
Number of shares withheld by the company	193	8,868	4,639		3,278
Per share value of shares withheld by the company	$ 19.39	$ 14.66	$ 14.55		$ 6.10
Value of shares withheld by the company	3,750	130,000	67,500		20,000
Issue of common shares private placement offering	2,000,001			3,528,580	100,000
Common shares per share value	$ 15.00			$ 5.50	$ 4.50
Gross proceeds	30,000,015			19,407,190	450,000
Net proceeds after offering costs				18,522,657	450,000
Offering costs and expenses paid				$ 884,533